Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital management
Total liabilities	$ 807,937	$ 731,212
Less: cash and cash equivalents	221,581	336,024	$ 184,938	$ 101,055
Total liabilities less current assets	586,356	395,188
Equity attributable to owners of Himax Technologies, Inc.	$ 892,572	$ 869,724